STOCKHOLDERS' DEFICIT (Narrative) (Options) (Details) - USD ($)	1 Months Ended																		6 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jul. 31, 2015	Jun. 30, 2015	May. 30, 2015	Mar. 31, 2015	Jan. 23, 2015	Dec. 31, 2014	Aug. 31, 2014	Jul. 31, 2014	Mar. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Nov. 30, 2012	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2008	Jan. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																			250,000
Options granted, exercise price																			$ 1.22
Equity compensation expense																			$ 768,159	$ 1,024,895	$ 1,682,833
Unrecognized compensation expense	$ 323,977			$ 239,796															$ 323,977	$ 239,796
Shares authorized																						15,000,000	4,500,000	3,500,000	1,500,000
Cash received from stock options exercised																					$ 18,200
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																				10 years
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense														$ 54,285
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised options																	20,000
Cash received from stock options exercised																	$ 18,200
Exercise price																	$ 0.91
Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																				2 years
Principal Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term																				2 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																			305,000	84,500	1,425,000
Options granted, exercise price																			$ 0.34	$ 0.59	$ 1.34
Equity compensation expense																				$ 891,515	$ 1,680,358
Cancelled options
Volatility, minimum																			95.65%	79.66%	89.98%
Volatility, maximum																			99.31%	98.15%	91.94%
Exercised options
Options exercisable, exercise price	$ 0.94			$ 0.94															$ 0.94	$ 0.94	$ 0.93
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term																			2 years 6 months	2 years	2 years 6 months
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term																			5 years 6 months	10 years	6 years 6 months
Employee Stock Option [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	750,000
Options granted, exercise price	$ 1.22
Fair value of options	$ 271,118
Volatility	98.68%
Expected term	2 years 6 months
Discount rate	1.10%
Term	5 years
Employee Stock Option [Member] | Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																	250,000
Options granted, exercise price																	$ 1.30
Volatility																	93.11%
Expected term																	6 years 6 months
Discount rate																	2.62%
Term																	10 years
Equity compensation expense																	$ 63,180
Terms of Award																	vest 50% upon the market value of the Company’s common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company’s common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period
Employee Stock Option [Member] | New Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																	100,000
Unrecognized compensation expense																	$ 80,413
Employee Stock Option [Member] | New Employee [Member] | Equity Transaction One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																	50,000
Options granted, exercise price																	$ 1.25
Vesting period																	3 years
Volatility																	91.61%
Expected term																	4 years
Discount rate																	1.14%
Term																	5 years
Percentage of shares immediately vested																	25.00%
Employee Stock Option [Member] | New Employee [Member] | Equity Transaction Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																	50,000
Options granted, exercise price																	$ 1.75
Vesting period																	3 years
Volatility																	91.61%
Expected term																	4 years
Discount rate																	1.14%
Term																	5 years
Percentage of shares immediately vested																	25.00%
Employee Stock Option [Member] | Audit Committee Chairman [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							10,000
Options granted, exercise price							$ 0.27
Vesting period							3 years
Fair value of options							$ 20
Volatility							84.16%
Expected term							6 years 6 months
Discount rate							1.61%
Term							10 years
Employee Stock Option [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	300,000				62,500			20,000				5,000	90,500		100,000
Options granted, exercise price	$ 0.34				$ 0.70			$ 0.23				$ 0.77	$ 0.72		$ 1.30
Vesting period	3 years
Fair value of options	$ 70,258				$ 246			$ 311				$ 20	$ 346		$ 695
Volatility	99.26%				97.15%			87.78%					90.96%		91.72%
Expected term	4 years				2 years 6 months							2 years 6 months	2 years 6 months		2 years 6 months
Discount rate	1.53%				0.82%			1.31%				0.55%	0.55%		0.45%
Term	5 years				5 years			5 years					5 years		5 years
Percentage of shares immediately vested	25.00%							25.00%
Volatility, minimum												90.968%
Volatility, maximum												90.96%
Employee Stock Option [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted															15,000		50,000
Options granted, exercise price															$ 1.01		$ 1.30
Volatility															91.60%		93.11%
Expected term															5 years		6 years 6 months
Discount rate															1.62%		2.67%
Term															10 years		10 years
Unrecognized compensation expense															$ 10,702
Employee Stock Option [Member] | Director [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				30,000										60,000
Options granted, exercise price				$ 0.76										$ 1.17
Vesting period				3 years										3 years
Volatility				97.97%										91.94%
Expected term				6 years 6 months										6 years 6 months
Discount rate				2.03%										1.89%
Term				10 years										10 years
Unrecognized compensation expense				$ 18,283																$ 18,283
Employee Stock Option [Member] | New Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		5,000
Options granted, exercise price		$ 0.64
Fair value of options		$ 1,913
Volatility		95.65%
Expected term		3 years
Discount rate		0.88%
Term		5 years
Employee Stock Option [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																	250,000
Options granted, exercise price																	$ 1.30
Volatility																	93.11%
Expected term																	6 years 6 months
Discount rate																	2.62%
Term																	10 years
Equity compensation expense																	$ 63,180
Terms of Award																	vest 50% upon the market value of the Company’s common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company’s common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period
Employee Stock Option [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											5,000			20,000
Options granted, exercise price											$ 0.85			$ 1.18
Fair value of options											$ 30			$ 167
Volatility											89.96%			91.94%
Expected term											5 years			5 years
Discount rate											1.76%			1.38%
Term											5 years			5 years
Employee Stock Option [Member] | Two Summer Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									1,000
Options granted, exercise price									$ 0.66
Fair value of options									$ 7
Volatility									87.99%
Expected term									2 years 6 months
Discount rate									0.63%
Term									5 years
Employee Stock Option [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																	370,000
Options granted, exercise price																	$ 0.99
Vesting period																	1 year
Volatility																	91.60%
Expected term																	5 years 6 months
Discount rate																	1.52%
Term																	10 years
Unrecognized compensation expense																	$ 266,985
Employee Stock Option [Member] | Directors [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			580,000							470,000
Options granted, exercise price			$ 0.80							$ 0.73
Vesting period			1 year							1 year
Volatility			98.15%							88.55%
Expected term			5 years 6 months							5 years 6 months
Discount rate			1.74%							1.79%
Term			10 years							10 years
Unrecognized compensation expense			$ 353,553							$ 245,441
Employee Stock Option [Member] | Chief Executive Officer And Chief Technology Officer Father [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																	25,000
Options granted, exercise price																	$ 1.30
Vesting period																	3 years
Fair value of options																	$ 253
Volatility																	91.72%
Expected term																	1 year 6 months
Discount rate																	2.61%
Term																	10 years
Employee Stock Option [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																	250,000
Options granted, exercise price																	$ 1.30
Volatility																	93.11%
Expected term																	6 years 6 months
Discount rate																	2.62%
Term																	10 years
Equity compensation expense																	$ 63,180
Terms of Award
vest 50% upon the market value of the Company's common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company's common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options							$ 176
Volatility							81.85%
Expected term							5 years
Discount rate							1.39%
Term							5 years
Warrant [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options						$ 17														$ 1,993
Volatility						84.08%
Expected term						5 years
Discount rate						1.61%
Term						5 years
Warrant [Member] | Consultant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility																				81.85%
Expected term																				5 years
Discount rate																				1.51%
Term																				5 years
Warrant [Member] | Consultant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility																				97.15%
Expected term																				10 years
Discount rate																				2.28%
Term																				10 years
Warrant [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options																			$ 118,714
Discount rate																			1.74%
Term														5 years			5 years		5 years
Volatility, minimum																			96.11%
Volatility, maximum																			99.31%
Warrant [Member] | Principal Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term														5 years			5 years			2 years
Warrant [Member] | Director And Wife [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term														5 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																		800,000
Stock Appreciation Rights (SARs) [Member] | New Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																150,000
Options granted, exercise price																$ 1.52
Immediately vested shares																50,000
Volatility																91.91%
Expected term																4 years
Discount rate																1.97%
Term																5 years
Vested shares upon generating $3,000,000 in revenue in any 12-month period																33,334
Vested shares upon generating $5,000,000 in revenue in any 12-month period																33,333
Vested shares upon generating $6,000,000 in revenue in any 12-month period																33,333
Unrecognized compensation expense, period for recognition																2 years
Unrecognized compensation expense																$ 176,413
Stock Appreciation Rights (SARs) [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																		$ 0.45
Immediately vested shares																		200,000
Term																		10 years
Vested shares upon generating $3,000,000 in revenue in any 12-month period																		200,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period																		200,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period																		200,000
Stock Appreciation Rights (SARs) [Member] | Chief Executive Officer And Chief Financial Officer And President And Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Immediately vested shares																		800,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period																		170,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period																		190,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period																		200,000
Cancelled options																		250,000
Options Issued to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																			580,000	510,000	495,000
Options granted, exercise price																			$ 0.80	$ 0.72	$ 1.19
Cancelled options
Exercised options																					20,000
Exercise price																					$ 0.91
Options exercisable, exercise price	$ 1.04			$ 1.04															$ 1.04	$ 1.04	$ 1.15
Non Employee Non Director Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																					25,000
Options granted, exercise price																					$ 1.11
Equity compensation expense																				$ 133,380	$ 2,475
Cancelled options																					275,000
Cancelled options, exercise price																					$ 1.23
Exercised options
Exercise price
Options exercisable, exercise price	$ 1.18			$ 1.22															$ 1.18	$ 1.22	$ 1.22